Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Mohegan Tribe Of Indians Of Connecticut
Commitments and Contingencies [Line Items]
Term of lease		25 years
Renewable period of additional term		25 years
Slot Win Contributions
Commitments and Contingencies [Line Items]
Contribution determination criteria 1, percent of gross revenues from slot machines, lesser of		30.00%
Contribution determination criteria 2a, lesser of, percent of gross revenues from slot machines, greater of		25.00%
Contribution determination criteria 2b, lesser of, set cash contribution		$ 80,000,000
Contribution frequency period		12 months
Limitation of excluded free promotional play as a percent of gross revenues from slot machines	11.00%	5.50%
Contribution rate applied to excess free promotional play revenues in excess of limitation, if other than standard rate		25.00%
Slot win contributions		155,800,000	173,100,000	183,800,000
Slot win contributions outstanding		12,700,000	13,700,000
Pennsylvania Slot Machine Tax
Commitments and Contingencies [Line Items]
Tax rate applied to percent of gross revenues from slot machines		55.00%
Portion of taxed revenues subject to minimum annual local share assessment		2.00%
Minimum annual local share assessment		10,000,000
Escrow deposit for tax payments		1,500,000
Slot machine tax expense recognized		124,000,000	134,200,000	129,700,000
Slot machine tax expense, outstanding		5,500,000	5,500,000
Pennsylvania Slot Machine Tax | Downs Racing, L.P.
Commitments and Contingencies [Line Items]
Number of slot machines at Mohegan Sun at Pocono Downs permitted by license		3,000
Number of slot machines at Mohegan Sun at Pocono Downs permitted by license expandable to		5,000
Pennsylvania Table Game Tax
Commitments and Contingencies [Line Items]
Initial tax rate		14.00%
Additional local tax		2.00%
Initial taxation period		2 years
Subsequent table game tax rate		12.00%
Table game tax expense recognized		6,100,000	6,800,000	6,600,000
Table game tax expense outstanding		127,000	92,000
Pennsylvania Regulatory Fee
Commitments and Contingencies [Line Items]
Fee rate, percent of gross revenues from slot machines and table games		1.50%
Regulatory fee recognized		4,200,000	5,100,000	5,000,000
Regulatory fee outstanding		132,000	129,000
Pennsylvania Gaming Control Board Loans
Commitments and Contingencies [Line Items]
Loans obtained by PGCB		36,100,000
Additional Loans granted by PGCB		63,800,000
Number of authorized gaming facilities		14
Number of authorized gaming facilities that have commenced operations		12
PGCB loan repayment period		10 years
PGCB loan repayment expense		633,000	659,000	846,000
Horsemen's Agreement
Commitments and Contingencies [Line Items]
Purses earned by horsemen and other fees outstanding		7,800,000	9,300,000
Priority Distribution Agreement
Commitments and Contingencies [Line Items]
Annual initial amount of priority distribution payments		14,000,000
Priority distribution payments		19,200,000	18,800,000	18,300,000
Town Of Montville Agreement
Commitments and Contingencies [Line Items]
Annual payments		$ 500,000
Land Lease Agreement
Commitments and Contingencies [Line Items]
Rental fee, percent of annual revenues for periods not occupied by primary tenant		8.00%
Land Lease Agreement | Mohegan Tribe Of Indians Of Connecticut
Commitments and Contingencies [Line Items]
Term of lease		25 years
Renewable period of additional term		25 years